Balance Sheet Components - Summary of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Balance Sheet Components [Abstract]
Prepaid foreign consumption tax		$ 81	$ 98
Prepaid research and development costs	$ 6,362	57	0
Other receivables	99	83	223
Prepaid other	100	129	106
Prepaid expenses and other current assets	$ 6,561	$ 350	$ 427